UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2016 through June 30, 2017



Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Unisys Corp		4/26	Election of Directors 	Co	FOR	FOR
UIS     909214306	4/26	Ratify KPMG Acctnts	Co	FOR	FOR
			4/26	Incrs # auth shares	Co	FOR	FOR
			4/26	Apprv Exec Compnsation	Co	FOR	FOR
			4/26	Freq of exec comp	Co	1YR	1YR

Gulf Island Fabricat	4/26	Election of Directors 	Co	FOR	FOR
GIFI    402307102	4/26	Ratify Appt of Accntnts	Co	FOR	FOR
			4/26	Apprv Exec Compnsation	Co	FOR	FOR
			4/26	Freq of exec comp	Co	1YR	1YR

Waddell & Reed Fin	4/27	Election of Directors	Co	FOR	FOR
WDR     930059100	4/27	Apprv Exec Compnsation	Co	FOR	FOR
			4/27	Freq of exec comp	Co	1YR	1YR
			4/27	Ratify KPMG Acctnts	Co	FOR	FOR

Trinity Industries	5/01	Election of Directors	Co	FOR	FOR
TRN     896522109	5/01	Apprv stck & incntv pln	Co	FOR	FOR
			5/01	Freq of exec comp	Co	1YR	1YR
			5/01	Apprv Exec Compnsation	Co	FOR	FOR
			5/01	Ratify Appt of Accntnts	Co	FOR	FOR

Arcbest Corp		5/02	Election of Directors	Co	FOR	FOR
ARCB    03937C105	5/02	Ratify Ernst&Yng Acctnt Co	FOR	FOR
			5/02	Apprv offcr compnsation Co	FOR	FOR
			5/02	Freq of exec comp	Co	1YR	1YR

Cooper Tire & Rubber	5/05	Election of Directors	Co	FOR	FOR
CTB     216831107	5/05	Ratify Appt of Accntnts	Co	FOR	FOR
			5/05	Apprv offcr compnsation Co	FOR	FOR
			5/05	Freq of exec comp	Co	1YR	1YR

IAMGOLD Corp		5/10	Election of Directors	Co	FOR	FOR
IAG     450913108	5/10	Ratify KPMG Acctnts	Co	FOR	FOR
			5/10	Apprv offcr compnsation Co	FOR	FOR

Hawaiian Holdings	5/10	Election of Directors	Co	FOR	FOR
HA	419879101	5/10	Select Ernst&Yng AccntntCo	FOR	FOR
			5/10	Apprv Exec Compnsation	Co	FOR	FOR
			5/10	Freq of exec comp	Co	1YR	1YR

FreightCar America Inc 	5/11	Election of Directors	Co	FOR	FOR
RAIL    357023100	5/11	Apprv Exec Compnsation	Co	FOR	FOR
			5/11	Freq of exec comp	Co	1YR	1YR
			5/11	Ratify appt of Deloitte Co	FOR	FOR

Marlin Business Servc	5/18	Election of Directors	Co	FOR	FOR
MRLN	571157106	5/18	Apprv Exec Compnsation	Co	FOR	FOR
			5/18	Freq of exec comp	Co	1YR	1YR
			5/18	Ratify appt of Deloitte	Co	FOR	FOR
			5/18	Transact Other Business	Co	FOR	FOR

The Buckle Inc		5/30	Election of Directors	Co	FOR	FOR
BKE     118440106	5/30	Ratify appt of Deloitte Co	FOR	FOR
			5/30	Apprv mgmt incentv pln	Co	FOR	FOR
			5/30	Apprv Exec Compnsation	Co	FOR	FOR
			5/30	Freq of exec comp	Co	3YR	3YR
			5/30	Liability of directors	Co	FOR	FOR
			5/30	Indemnifictn of direct 	Co	FOR	FOR
			5/30	Spcl mtngs of stckhldrs	Co	FOR	FOR

Abercrombie & Fitch Co	6/15	Election of Directors	Co	FOR	FOR
ANF     002896207	6/15	Freq of exec comp	Co	1YR	1YR
			6/15	Apprv Exec Compnsation	Co	FOR	FOR
			6/15	ST Cash Incntv Comp Pln Co	FOR	FOR
			6/15	LT Cash Incntv Comp Pln	Co	FOR	FOR
			6/15	LT Auth addtl 400k shrs	Co	FOR	FOR
			6/15	LT Auth addtl 1200kshrs	Co	FOR	FOR
			6/15	Apprv PricWatrHousCoopr Co	FOR	FOR

Guess? Inc		6/29	Election of Directors	Co	FOR	FOR
GES	401617105	6/29	Apprv incentive pln	Co	FOR	FOR
			6/29	Apprv Exec Compnsation	Co	FOR	FOR
			6/29	Freq of exec comp	Co	1YR	1YR
			6/29	Ratify Ernst&Yng Accnt	Co	FOR	FOR
			6/29	Sr Exec Severance 	Co	AGN	AGN

Office Depot Inc	7/20	Election of Directors	Co	FOR	FOR
ODP     676220106	7/20	Ratify appt of Deloitte Co	FOR	FOR
			7/20	LT incentive plan	Co	FOR	FOR
			7/20	Apprv Exec Compnsation	Co	FOR	FOR
			7/20	Freq of exec comp	Co	1YR	1YR
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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/12/17